Long-Term Debt and Financial Liabilities, Loan amended September 25, 2017 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Feb. 15, 2019 USD ($)	Nov. 07, 2018 USD ($)	May 18, 2018	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)
Secured Credit Facilities [Abstract]
Principal amount outstanding	$ 198,607				$ 196,450
Loan Agreement Amended September 25, 2017 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity						$ 16,500
Frequency of periodic payment	Quarterly
Maturity date	May 26, 2022
Outstanding balance			$ 15,700
Principal amount outstanding	$ 16,390
Loan Agreement Amended September 25, 2017 [Member] | Subsequent Event [Member]
Secured Credit Facilities [Abstract]
Outstanding balance		$ 16,390
Loan Agreement Amended September 25, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
EBITDA to interest payments ratio commencing on June 30, 2018 and ending on June 29, 2019				1.2
EBITDA to interest payments ratio from June 30, 2019 thereafter				2
Leverage ratio commencing on June 30, 2018 and ending on March 30, 2019				0.85
Leverage ratio commencing on March 31, 2019 and ending on June 29, 2019				0.8
Leverage ratio commencing on June 30,2019 and thereafter				0.75